Inventories	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Inventories
7.	Inventories
Inventories as of December 31, 2018 and 2019 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Finished goods	~~W~~	1,084,297	730,009
Work-in-process		856,388	756,744
Raw materials		554,720	405,854
Supplies		195,798	158,548

	~~W~~	2,691,203	2,051,155

For the years ended December 31, 2017, 2018 and 2019, the amount of inventories recognized as cost of sales and inventory write-downs included in cost of sales are as follows:

(In millions of won)
	2017		2018	2019
Inventories recognized as cost of sales	~~W~~	22,424,661	21,251,305	21,607,240
Including: inventory write-downs		206,127	313,180	472,885
There were no significant reversals of inventory write-downs recognized during 2017, 2018 and 2019.